     As filed with the U.S. Securities and Exchange Commission on March 1, 2006
                                                             File No. 033-47287
                                                             File No. 811-06637

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
     Pre-Effective Amendment No. __                                     [ ]
     Post-Effective Amendment No. 49                                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
     Amendment No. 50

                        (Check appropriate box or boxes.)

                                  THE UBS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                    One North Wacker, Chicago, Illinois 60606
               (Address of Principal Executive Office) (Zip Code)

         Registrant's Telephone Number, including Area Code 312-525-7100

                                 Mark F. Kemper
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)
___  on [Date]pursuant to paragraph (b)
_X_  60 days after filing pursuant to paragraph (a)(1)
___  on [Date] pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the Class A shares, Class B shares and Class C shares of each of the UBS U.S. Bond Fund,  UBS High Yield Fund,  UBS
U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Large
Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS Global Allocation Fund, UBS
Global Equity Fund, UBS Global Bond Fund and UBS International Equity Fund.

                                EXPLANATORY NOTE

This Post-Effective amendment Nos. 49/50 filed pursuant to paragraph (a) of Rule
485 under the  Securities  Act of 1933,  as amended (the "1933  Act"),  is filed solely to add to the Registration  Statement of The UBS Funds (the "Registrant")
materials to be used in connection with a rescission offer to be made to certain shareholders  of the Class A,  Class B and  Class C shares of the UBS U.S.  Bond
Fund,  UBS High Yield Fund,  UBS U.S.  Large Cap Equity Fund, UBS U.S. Large Cap
Value Equity Fund,  UBS U.S.  Large Cap Growth Fund,  UBS U.S.  Small Cap Growth
Fund, UBS Global  Allocation  Fund, UBS Global Equity Fund, UBS Global Bond Fund
and UBS International Equity Fund (collectively, the "Funds").

The prospectus of the Funds dated October 28, 2005,  filed pursuant to paragraph
(c) of Rule 497  under  the 1933 Act  with  the  U.S.  Securities  and  Exchange
Commission  (the  "SEC") via the EDGAR  system on  November  2, 2005  (Accession
Number  0001047469-05-025940) as part of the Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) is incorporated herein by reference.

The  supplement,  dated January 10, 2006,  to the  prospectus of the Funds dated
October 28, 2005, filed pursuant to paragraph (e) of Rule 497 under the 1933 Act with  the SEC via the  EDGAR  system  on  January  10,  2006  (Accession  Number
0001047469-06-000323) as part of the Registrant's Registration Statement on Form
N-1A (Nos. 33-47287 and 811-6637) is incorporated herein by reference.

The  statement of  additional  information  of the Funds dated October 28, 2005, filed  pursuant to paragraph (c) of Rule 497 under the 1933 Act with the SEC via the EDGAR system on November 2, 2005 (Accession Number  0001047469-05-025940) as
part of the Registrant's  Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) is incorporated herein by reference.

                                  THE UBS FUNDS

                                                        March 3, 2006

Dear Shareholder:

     Due to an administrative error, certain performance information included in the "Average  Annual Total Returns"  tables in the Prospectus  dated October 28,
2005 for the following  Funds was incorrect:  UBS U.S. Bond Fund, UBS High Yield
Fund,  UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS
U.S.  Large  Cap  Growth  Fund,  UBS U.S.  Small Cap  Growth  Fund,  UBS  Global
Allocation  Fund,  UBS  Global  Equity  Fund,  UBS  Global  Bond  Fund  and  UBS
International Equity Fund (the "Funds"). Specifically, the "Return Before Taxes"
performance  for the "1  Year,"  "5  Year"  and  "Life  of  Class"  periods,  as applicable,  for the Class A and Class B shares and the "1 Year"  period for the
Class C shares of each of the above named Funds was incorrect.  This information has since been corrected in the Supplement to the Prospectus,  dated January 10,
2006.

     Because of this  administrative  error, we are offering you the opportunity to rescind your purchases of Class A, Class B and/or Class C shares of the above named Funds that were made between  October 28, 2005 and January 31,  2006,  the date  the  Supplement  to the  Prospectus  was  available  for  distribution  to purchasers.

     You may  elect to have us  repurchase  these  shares  from you on the terms described in the enclosed  materials.  Please read these  materials.  You should carefully  consider  whether it is in your best interest to  participate  in the offer, which is open until April 6, 2006.

     If you wish to accept the offer to sell your shares to us after reading the materials,  please complete the enclosed Acceptance of Rescission Offer Form and return it, along with any other  required  documents,  by mail to the  following address:

                                    PFPC Inc.
                           UBS Global Asset Management
                                  P.O. Box 9786
                              Providence, RI 02940

     Your  reply  must be  received  by mail no later  than 5:00  p.m.,  Eastern
Standard Time, on April 6, 2006.

    If you wish to retain your shares, you should not respond to this offer.

     If you have any  questions,  please call your UBS Financial  Advisor or UBS
Funds Client Services, as listed below. Since UBS cannot provide tax advice, you should also discuss the potential tax consequences of this rescission offer with your tax advisor.

     Questions with respect to the amounts  payable under the  rescission  offer and requests for assistance with the Acceptance of Rescission  Offer Form may be directed to UBS Funds  Client  Services by calling  1-800-647-1568  between 8:00
a.m. and 6:00 p.m., Eastern Standard Time, Mondays through Thursdays and between
8:00 a.m. and 5:00 p.m., Eastern Standard Time, on Fridays.

                                                        Sincerely,
                                                        Mark F. Kemper
                                                        Secretary

                                RESCISSION OFFER

     UBS U.S. Bond Fund,  UBS High Yield Fund,  UBS U.S.  Large Cap Equity Fund,
UBS U.S.  Large Cap Value Equity Fund,  UBS U.S. Large Cap Growth Fund, UBS U.S.
Small Cap Growth Fund, UBS Global  Allocation  Fund, UBS Global Equity Fund, UBS
Global Bond Fund and UBS International  Equity Fund (the "Eligible Funds"),  are
offering to rescind  all sales of Class A, Class B and Class C shares  issued by the Eligible Funds,  including  shares issued upon the reinvestment of dividends paid on such shares, during the period from October 28, 2005 to January 31, 2006
(the  "Eligible  Shares")  for the  consideration  paid  for such  shares,  plus interest  as  described  below  from the date of  purchase,  less any  dividends declared  and paid or payable  with  respect  to such  shares  (the  "Rescission
Offer").

     The Rescission  Offer is made only to those who purchased  Eligible  Shares between  October 28, 2005 and January 31,  2006.  We refer to such  purchases as
"Eligible   Transactions"   and  to  those  who  purchased  shares  in  Eligible
Transactions as "Offerees."

     The Rescission Offer expires at 5:00 p.m.,  Eastern Standard Time, on April
6, 2006 unless extended by the relevant Fund (such date and time, as they may be extended, the "Expiration Date").

     Offerees are not required to accept the Rescission  Offer.  Offerees who do not respond to the Rescission Offer by the Expiration Date will be deemed by the
Eligible Funds to have declined the Rescission Offer.

     In deciding  whether to accept or reject the Rescission  Offer,  you should carefully  read this  document,  the  Prospectus  dated October 28, 2005 and the
January 10, 2006  Supplement to the  Prospectus,  available  free of charge upon request from The UBS Funds by calling  1-800-647-1568.  The UBS Funds have filed with the  Securities  and  Exchange  Commission  (the "SEC") an amendment to the
Registration Statement on Form N-1A (together with all amendments, schedules and exhibits, the "Registration Statement") under the Securities Act of 1933 and the
Investment   Company  Act  of  1940  relating  to  the  Rescission   Offer.  The
Registration  Statement may be inspected,  without charge,  over the Internet at the SEC's website at http://www.sec.gov or at the public reference facilities of the SEC. Please call the SEC at  1-800-SEC-0330  for further  information on the public reference room.

                          ---------------------------

     Neither  the SEC,  nor any state  securities  commission  has  approved  or disapproved  of the  Rescission  Offer or  determined  whether this  document is truthful or complete. Any representation to the contrary is a criminal offense.

                          ---------------------------

                                  THE UBS FUNDS

                                  March 3, 2006

                      Description of the Rescission Offer

Background and Reasons For the Rescission Offer

     Due to an administrative error, certain performance information included in the "Average  Annual Total Returns"  tables in the Prospectus  dated October 28,
2005 for the Eligible  Funds was  incorrect.  Specifically,  the "Return  Before
Taxes"  performance for the "1 Year," "5 Year" and "Life of Class"  periods,  as applicable,  for the Class A and Class B shares and the "1 Year"  period for the
Class C shares of the Eligible Funds was incorrect.  This  information has since been  corrected in the  Supplement  to the  Prospectus,  dated January 10, 2006.
However,  because of this error,  the purchasers who bought the Eligible  Shares during the period  between  October 28, 2005 and January 31, 2006 may be able to assert  claims  against The UBS Funds under  federal or state  securities  laws.
While The UBS Funds would assert any appropriate defenses to any such claims, in an effort to reduce the risk of claims being made in the future, or, if made, to reduce the amount of potential  liability,  The UBS Funds is offering to rescind the purchases of the Eligible Shares.

     For purposes of federal  securities laws,  non-acceptance of the Rescission
Offer may not terminate an Offeree's  right to bring a civil action  against The
UBS Funds  before  expiration  of the  applicable  statute of  limitations.  The statute of limitations  under the Securities Act of 1933 for enforcement of such rights by a shareholder is one year from the discovery of a possible  disclosure violation.  The UBS Funds  intends  to  assert,  among  other  defenses,  in any litigation  initiated  by an Offeree who does not accept the  Rescission  Offer, that such Offeree is estopped or otherwise precluded from asserting such claims.

Amount and Source of Funds

     The  actual  cost  to The UBS  Funds  of the  Rescission  Offer  cannot  be determined  at this time  because  the number of Eligible  Shares  which will be repurchased will depend on the number of Eligible Shares tendered for rescission by the Offerees.

     UBS Global Asset Management (US) Inc., The UBS Funds'  administrator,  will pay  the  expenses  associated  with  the  Rescission  Offer  (i.e.,  legal  and accounting  expenses and printing and mailing  expenses) and will  indemnify The
UBS Funds for any and all losses resulting from the Rescission Offer,  including the interest  charges  described  below.  None of the costs will be borne by the
Offerees or The UBS Funds.

Terms of the Rescission Offer

     Offerees who currently own Eligible Shares. For those Offerees who elect to accept the Rescission Offer and who currently own Eligible Shares, The UBS Funds will  repurchase the Eligible Shares for the price paid by such Offeree for such
Eligible  Shares,  plus interest per annum from the date of purchase through the date of  repurchase  of those  shares  by The UBS  Funds,  calculated  using the greater of (i) the interest rate for Federal judgments, determined in accordance with the rate and method of  calculation  set forth in 28  U.S.C.ss.1961(a)  and
(b), or (ii) the  applicable  interest  rate  designated by the state law of the state of the Offeree's residence, less any dividends and cash distributions paid by the Eligible  Funds with  respect to such  Eligible  Shares (the  "Rescission
Price")

     Offerees who have redeemed Eligible Shares. In addition, The UBS Funds will pay to each Offeree who has previously  redeemed one or more Eligible Shares and who elects to accept the  Rescission  Offer,  an amount equal to the  Rescission
Price  (defined  above) for such  Eligible  Shares,  less the proceeds  from the redemption of such Eligible Shares.

     Offerees who hold their Eligible Shares with a broker-dealer, including UBS
Financial Services, and validly accept the Rescission Offer will receive payment of the Rescission  Price by an automatic  credit to such account  promptly after the Expiration  Date.  Offerees who hold their Eligible Shares directly with the relevant Fund and validly  accept the  Rescission  Offer will receive,  promptly after the  Expiration  Date,  payment of the  Rescission  Price by check or wire transfer in  accordance  with the  instructions  provided by such Offeree on the
Acceptance  of  Rescission  Offer Form.  The UBS Funds may reject an  improperly completed  Acceptance of  Rescission  Offer Form, or require that it be properly completed.

     The interest to be paid to each Offeree is to be calculated  for the period from the date of purchase of the Eligible  Shares to the date of  repurchase  of those Eligible  Shares by The UBS Funds.  If an Offeree has previously  redeemed one or more  Eligible  Shares,  the interest to be paid to such Offeree is to be calculated  for the period  from the date of  purchase  of the  Eligible  Shares through  the date that The UBS Funds  issues  payment for such  Eligible  Shares under the Rescission  Offer.  Federal law does not mandate that interest be paid in a rescission  offer at any given rate. The interest rate for this  Rescission
Offer  will be the  greater  of (i) the  interest  rate for  Federal  judgments, determined in accordance with the rate and method of calculation set forth in 28
U.S.C. ss.1961(a) and (b), or (ii) the interest rate designated by the state law of the Offeree's  residence.  References to any "interest"  payment  included as part of the  Rescission  Offer  payment are not  intended to  characterize  that amount  for U.S.  federal  income  tax  purposes.  The U.S.  federal  income tax treatment of amounts paid in the Rescission  Offer is discussed in "Supplemental
U.S. Federal Income Tax Considerations" below.

Special Note for Shareholders Who Acquired Eligible Shares by Exchange

     If  you  acquired  your  Eligible   Shares  by  exchange  of  other  shares
(non-Eligible  Shares)  of any UBS Fund,  then for  purposes  of the  Rescission
Offer, the  "consideration  paid" for your Eligible Shares shall be the value of the  non-Eligible  Shares  exchanged for such Eligible  Shares,  rather than the consideration  (including  any  front-end  sales load) paid with  respect to the original shares.

     If,  however,  you acquired your most  recently  owned  Eligible  Shares by exchange  of other  Eligible  Shares  of one or more  Eligible  Funds,  then for purposes of the Rescission  Offer, the  "consideration  paid" for any particular
Eligible Shares of an Eligible Fund you owned during the period from October 28,
2005 to January 31, 2006 shall be the highest of:

     a)   the value  exchanged  to acquire  such most  recently  owned  Eligible
          Shares; or

     b)   the  consideration  you paid (or  value  exchanged)  for the  Eligible
          Shares  that were  exchanged  for such most  recently  owned  Eligible
          Shares; or

     c)   if you have made multiple  exchanges,  the  consideration you paid (or
          value   exchanged)   to  acquire   Eligible   Shares  in  any  earlier
          transactions  during the period from  October 28 to January 31,  2006,
          (whether  upon initial  purchase of Eligible  Shares or in  connection with one or more  subsequent  exchanges  of such  Eligible  Shares for other Eligible Shares),

and the acceptance of the  Rescission  Offer shall be deemed to rescind all such transactions (i.e. any initial purchase and any subsequent exchange).

How to Accept or Decline the Rescission Offer

     Acceptance  of the  Rescission  Offer  is  optional  for each  Offeree  who purchased  Eligible  Shares  covered by the Rescission  Offer.  Offerees are not required  to accept the  Rescission  Offer.  Offerees  who do not respond to the
Rescission  Offer by the Expiration Date will be deemed by The UBS Funds to have declined the Rescission Offer.

Offerees  electing to accept the  Rescission  Offer must detach and complete the enclosed Acceptance of Rescission Offer Form and return it by mail to PFPC Inc.,
UBS Global Asset Management, P.O. Box 9786, Providence,  Rhode Island 02940. The
Acceptance of  Rescission  Offer Form must be received by mail no later than the
Expiration Date. The UBS Funds will not accept or honor any forms received after the Expiration Date.

     Offerees may withdraw their  acceptance of the Rescission  Offer by written notice  satisfactory  to the UBS Funds at the address shown on the Acceptance of
Rescission Offer Form at any time prior to the Expiration Date.

     Offerees may redeem their  Eligible  Shares at any time.  If an Offeree has submitted a Rescission  Offer  Acceptance  Form for any Eligible Shares and then redeems  such  Eligible  Shares  prior to the  Expiration  Date,  the  Offeree's acceptance  of the  Rescission  Offer will be deemed to have been  automatically withdrawn.

     Any  Offeree  who does not  notify  The UBS Funds in  writing of his or her acceptance of the Rescission  Offer on or prior to the  Expiration  Date will be deemed  to  have  rejected  the  Rescission  Offer.  Such  rejection  may not be determinative of an Offeree's actual legal rights.

Expiration Date; Amendments and Extensions

     The  Rescission  Offer will  start on March 3, 2006 and will  expire on the
Expiration Date (which is 5:00 p.m.,  Eastern Standard Time, April 6, 2006). The
UBS Funds expressly  reserve the right to extend the Rescission  Offer as to any and all Eligible Shares. To the extent it is legally permitted to do so, The UBS
Funds also expressly  reserve the absolute right, in their sole  discretion,  to amend any of the terms of the  Rescission  Offer,  although there are no present plans or  arrangements  to do so.  The UBS Funds do not  intend  to  extend  the
Rescission  Offer except upon the  occurrence of events beyond their  reasonable control,  including,  without  limitation,  acts  of God,  acts of  governmental authorities,  acts  of the  public  enemy  or due to  war,  riot,  flood,  civil commotion, insurrection, labor difficulty, severe or adverse weather conditions, lack of or shortage  of  electrical  power,  or  malfunctions  of  equipment  or software programs.

     The UBS Funds will  promptly  announce  any  extension  or amendment of the
Rescission Offer by such means of announcement as it deems appropriate. It will, in all  cases,  be  sufficient  means of  announcement  to notify  the  affected
Offerees at the address  indicated in The UBS Funds'  records at the time of the announcement. Any failure to receive notice of any extension or amendment of the
Rescission  Offer  will in no way  affect  the  validity  of such  extension  or amendment.

Questions about the Rescission Offer

     Offerees who have  questions,  including  questions  about amounts  payable under  the  Rescission  Offer,  or  require  additional  information  about  the
Rescission  Offer may contact  their UBS  Financial  Advisor or UBS Funds Client
Services at  1-800-647-1568  between 8:00 a.m. and 6:00 p.m.,  Eastern  Standard
Time,  Mondays  through  Thursdays and between 8:00 a.m. and 5:00 p.m.,  Eastern
Standard Time, on Fridays.

Supplemental U.S. Federal Income Tax Considerations

     The following  discussion  summarizes the material U.S.  federal income tax consequences  of the  Rescission  Offer.  This  discussion  is  based  upon  the provisions of the Internal  Revenue Code of 1986, as amended,  which we refer to as the Code,  the  regulations  promulgated  under the Code,  and  judicial  and administrative rulings in effect as of the date hereof, all of which are subject to change or varying interpretation,  possibly with retroactive effect. Any such changes could affect the accuracy of the  statements and  conclusions  set forth herein.

     Although the matter is not free from doubt, a holder of Eligible Shares who accepts the Rescission  Offer should recognize gain (or loss) to the extent that the amount  distributed  to the holder in  exchange  for the  holder's  Eligible
Shares exceeds (or is less than) the holder's tax basis (the amount paid by such holder,  including  any sales  charges) for such  Eligible  Shares.  Because the amount  distributed to the holder in exchange for the holder's  Eligible  Shares will be comprised of the  holder's  tax basis plus  interest,  such gain will in most cases be attributable to the interest portion of the amount only. Such gain or  loss  will be  short-term  capital  gain or  loss.  The  amounts  previously distributed  and  reported  to a holder as  dividends  should be included in the holder's  income  for the year in which  received.  If the  Rescission  Offer is accepted  by a former  holder of  Eligible  Shares who has  previously  had such shares redeemed by the Fund, the amount received by the holder should constitute short-term capital gain in the year received.

     The  foregoing  discussion  does not address  all  aspects of U.S.  federal income  taxation  that  may  be  relevant  to a  shareholder  in  light  of  the
shareholder's  particular  circumstances,   nor  does  it  discuss  the  special
considerations  applicable to those holders of shares  subject to special rules, such as shareholders whose functional  currency is not the United States dollar, shareholders  subject  to the  alternative  minimum  tax,  shareholders  who are financial  institutions or broker-dealers,  mutual funds,  partnerships or other
pass-through   entities  for  U.S.  federal  income  tax  purposes,   tax-exempt
organizations, insurance companies, dealers in securities or foreign currencies, traders in securities who elect mark to market method of accounting,  controlled foreign  corporations,  passive foreign investment  companies,  expatriates,  or shareholders who hold their shares as part of a straddle,  constructive  sale or conversion  transaction.  This discussion  assumes that  shareholders hold their shares  as  capital  assets  within  the  meaning  of  Section  1221 of the Code
(generally  property  held for  investment).  No Fund  will seek an  opinion  of counsel or a ruling from the Internal  Revenue  Service with respect to the U.S.
federal income tax  consequences of the Rescission  Offer  discussed  herein and accordingly  there can be no assurance  that the Internal  Revenue  Service will agree with the positions described herein. This discussion also does not address the application and effect of any foreign state or local tax laws.

     Shareholders  should  consult  their  own tax  advisors  to  determine  the particular tax consequences to them (including the application and effect of any state,  local or foreign  income  and other tax laws) of the  receipt of cash in
connection   with  the   Rescission   Offer,   in  light  of  their   individual
circumstances.

                                  The UBS Funds
                       Acceptance of Rescission Offer Form

You may elect to accept or reject the Rescission Offer.

If you wish to reject the Rescission Offer, do not complete or return this form.
You do not have to do anything to reject the Rescission Offer.

If you wish to accept the Rescission Offer, please complete, sign and return the
Acceptance of Rescission Offer Form, in accordance with the instructions below.

                                  Instructions

1.   Delivery of Acceptance of Rescission Offer Forms; Withdrawal. To accept the
Rescission  Offer,  you must  properly  complete  and duly  execute and mail the
Acceptance of Rescission Offer Form, and any other required  documents,  to PFPC
Inc. at the address set forth on the Form.

The UBS Funds  reserves the absolute  right to reject any and all  surrenders of shares and Acceptance of Rescission  Offer Forms (i) that are not in proper form or otherwise not valid or (ii) the  acceptance of which would be, in the opinion of The UBS Funds' counsel,  unlawful. The UBS Funds' interpretation of the terms and conditions of the Rescission Offer, this Acceptance of Rescission Offer Form and the  Instructions  hereto will be final and binding.  The UBS Funds reserves the  absolute  right to waive any defect or  irregularity  in the  surrender  of shares or Acceptance of Rescission Offer Forms.

You may withdraw your  acceptance  of the  Rescission  Offer by sending  written notice  satisfactory  to The UBS Funds to the address shown on the Acceptance of
Rescission  Offer Form at any time prior to the Expiration Date. If you submit a
Rescission  Offer  Acceptance  Form for any Eligible Shares and then redeem such
Eligible Shares prior to the Expiration  Date, your acceptance of the Rescission
Offer will be deemed to have been automatically withdrawn.

2.   Expiration  Date. To be effective,  an Acceptance of Rescission Offer Form, as well any  required  supporting  documents,  must be  received by PFPC Inc. no later than 5:00 p.m., Eastern Standard Time on April 6, 2006.

3.   Signatures.  You must complete and sign this Acceptance of Rescission Offer
Form in order to accept the  Rescission  Offer.  If the Acceptance of Rescission
Offer Form is signed by a trustee, executor, administrator, guardian, officer of a corporation,  attorney-in-fact or any other  representative or fiduciary,  the person  signing  must  give  such  person's  full  title  in such  capacity  and appropriate  evidence of  authority  to act in such  capacity  must be forwarded herewith.  If Eligible Shares  surrendered  hereby are owned of record by two or more joint owners, all such owners must sign this Acceptance of Rescission Offer
Form.

4.   Delivery. The method of delivery of the Acceptance of Rescission Offer Form and any other required  documents is at the election and risk of the Offeree and the delivery  will be deemed to be made only when  actually  received by The UBS
Funds.  It is recommended  that it be mailed with return  receipt  requested and properly insured.

5.   Questions. All questions with respect to the Acceptance of Rescission Offer
Form and the Rescission Offer (including questions relating to the timeliness or effectiveness  of any  election)  will be  determined  by The UBS  Funds,  which determination  shall be  final  and  binding.  Any  questions  or  requests  for
assistance   may  be   directed  to  UBS  Funds   Client   Services  by  calling
1-800-647-1568 or to your UBS Financial Advisor.

                                  The UBS Funds
                       Acceptance of Rescission Offer Form

PFPC Inc.
UBS Global Asset Management
P.O. Box 9786
Providence, RI 02940

The undersigned  acknowledges receipt of The UBS Funds Description of Rescission
Offer dated March 3, 2006 and The UBS Funds  Prospectus  dated  October 28, 2005 and the Supplement to the Prospectus,  dated January 10, 2006, pursuant to which
The UBS Funds  have  offered,  upon the terms  and  conditions  set forth in the
Description  of Rescission  Offer,  to rescind the sale of Eligible  Shares sold between October 28, 2005 and January 31, 2006 (the "Rescission Offer").

I hereby accept,  on the terms set forth in the Description of Rescission Offer, the Rescission  Offer for the shares described on the back of this Form, which I represent are Eligible  Shares.  I direct that all of the payment to be made for the  shares  surrendered  herewith  for  purchase  be made to me at the  address appearing below on this  Acceptance of Rescission  Offer Form. I understand that once The UBS Funds have  repurchased the Eligible  Shares tendered  herewith for repurchase pursuant to the Rescission Offer, I will no longer hold such shares.

This  Form  should  be  mailed  to PFPC  Inc.  at the  address  above as soon as possible,  so that it is  received  no  later  than the  expiration  date of the
Rescission Offer,  April 6, 2006 (the "Expiration  Date") unless extended by The
UBS Funds.

Acceptance of Rescission Offer; Request for Rescission

1.   The  undersigned  hereby  elects to accept the offer to rescind in full the sale of Eligible Shares to the undersigned and to receive:

     (i)  for all shares  currently owned, an amount equal to (A) the price paid per share,  plus (B)  interest  calculated  from the date of  purchase through the date of  repurchase  of those  Eligible  Shares by The UBS
          Funds,  using  the  greater  of (1)  the  interest  rate  for  Federal judgments,  determined  in  accordance  with the rate  and  method  of calculation  set forth in 28  U.S.C.ss.  1961(a)  and (b),  or (2) the applicable  interest rate  designated by the state law of the state of the Offeree's  residence,  less (C) the value of any dividends or cash distributions  declared  and  paid or  payable  with  respect  to such shares; and

     (ii) for all  shares  redeemed  prior  to the  date of the  Description  of
          Rescission  Offer,  an amount  equal to (A) the price  paid per share, plus (B)  interest  calculated  from the date of purchase  through the date that The UBS Funds issues payment for such Eligible  Shares under the Rescission  Offer,  using the greater of (1) the interest rate for
          Federal  judgments,  determined in accordance with the rate and method of calculation  set forth in 28  U.S.C.ss.1961(a)  and (b), or (2) the applicable  interest rate  designated by the state law of the state of the Offeree's  residence,  less (C) the value of any dividends or cash distributions  declared  and  paid or  payable  with  respect  to such shares, and less (D) the proceeds from the redemption of such Eligible
          Shares.

2.   The undersigned (check applicable box):

     (a)  [ ]   HAS; or

     (b)  [ ]   HAS NOT

redeemed all or a portion of the Eligible Shares described above.

Provide the following  information for all shares,  including shares  previously redeemed, that you wish to rescind.

------------------- ------------------- ------------------ ---------------------------
     Fund Name       Class of Eligible   Date of Purchase   Number of Eligible Shares
                           Shares                                   purchased
------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

------------------- ------------------- ------------------ ---------------------------

Provide the following  information only if you have redeemed all or a portion of your shares.

------------------- ------------------- ------------------ ---------------------- -----------------
     Fund Name       Class of Eligible        Date of        Number of Eligible       Amount of
                           Shares            Redemption       Shares Redeemed       Consideration
                                                                                      Received
------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

------------------- ------------------- ------------------ ---------------------- -----------------

(Additional sheets may be added if necessary)

3.   Payment instructions.  The undersigned acknowledges that if he or she holds the Eligible Shares in an account with a broker-dealer,  including UBS Financial
Services, The UBS Funds will automatically credit the applicable payment to such account.

Provide the following information only if you hold Eligible Shares directly with the relevant Fund, not with a broker-dealer:

     The  undersigned  hereby  instructs  The  UBS  Funds  to make  payable  the
Rescission Price as follows (choose one):

     [ ]    By check payable to:

     Payee Name:         ______________________________
     Payee Address:      ______________________________
                         ______________________________

     [ ]    Wire payment instructions:

     Bank:               ______________________________
     ABA Routing No.:    ______________________________
     For Credit DDA No.: ______________________________
     For Further Credit: ______________________________
     Attn:               ______________________________

4.   Subject to and effective upon receipt by the undersigned of payment for the
Eligible Shares, the undersigned  sells,  assigns and transfers to The UBS Funds all  right,  title  and  interest  in and to all  rescinded  Eligible  Shares as identified  above.  The  undersigned  hereby  represents that the undersigned is conveying all interests in such Eligible  Shares free and clear of all liens and encumbrances  of any kind,  and that no such  interest  has been  previously  or concurrently transferred in any manner to any other person or entity.

Dated: ______________________                   ______________________________
                                               Signature

                                                ______________________________
                                               Print Name

                                                ______________________________
                                               Title (if applicable)

                                                ______________________________
                                               Social Security or Taxpayer
                                               Identification Number (required)

                                                ______________________________
                                               Signature of Joint Owner
                                               (if applicable)

                                                ______________________________
                                               Print Name of Joint Owner

                                                ______________________________
                                               Title (if applicable)

                                                ______________________________
                                               Social Security or Taxpayer
                                               Identification Number of Joint
                                               Owner (required)

                                  THE UBS FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Articles of Incorporation.

          (1)  Certificate of Trust of the  Registrant  dated August 9, 1993, as filed with the Office of the  Secretary  of State of the State of
               Delaware on August 13, 1993, is incorporated  herein by reference to Post-Effective  Amendment No. 21 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically  with the U.S.  Securities and Exchange Commission
               (the "SEC") on September 15, 1998.

               (i)  Amendment to  Certificate  of Trust dated  February 15, 2002 changing the Trust's name to The UBS Funds,  is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 30, 2002.

          (2)  Amended and  Restated  Agreement  and  Declaration  of Trust (the
               "Declaration") effective as of September 28, 2004, as amended, is incorporated herein by reference to Post-Effective  Amendment No.
               42 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 13, 2004.

     (b)  By-Laws.

          (1)  By-Laws of The UBS Funds  (f/k/a The Brinson  Funds) dated August
               9, 1993, are incorporated  herein by reference to  Post-Effective
               Amendment No. 17 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 1996.

               (i)  Amendment   to  the   By-Laws   dated   April  25,  2002  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 37 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 19, 2002.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Form  of  Specimen   Share   Certificate  of  The  UBS  Funds  is
               incorporated herein by reference to Post-Effective  Amendment No.
               21 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

          (2)  The rights of  security  holders of the  Registrant  are  further defined in the following sections of the Registrant's By-Laws and
               Declaration  and are herein  incorporated  by  reference  to such documents as applicable:

               (i)  By-Laws.

                    Article II - "Meeting of Shareholders."

               (ii) Declaration.

                    Article  III -  "Shares"  and  Article  IV -  "Shareholders'
                    Voting Powers and Meetings."

     (d)  Investment Advisory Contracts.

          (1)  Investment  Advisory  Agreement  dated July 1, 2002  between  UBS
               Global Asset  Management  (Americas) Inc. (the "Advisor") and the
               Registrant  on  behalf  of the  UBS  Global  Allocation  Fund  is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS Global  Allocation  Fund is incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (2)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant on behalf of the UBS Global Bond Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on  behalf  of  the  UBS  Global  Bond  Fund  is incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (3)  Investment  Advisory  Agreement  dated April 25, 1995 between the
               Advisor  and the  Registrant  on behalf of the UBS  International
               Equity  Fund  (f/k/a  Global  (Ex-U.S.)  Equity  Fund and Brinson
               Non-U.S.  Equity  Fund) is  incorporated  herein by  reference to
               Post-Effective  Amendment  No.  21 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 15, 1998.

               (i)  Certificate of the Secretary and  resolutions  redesignating the Global (Ex-U.S.) Equity Fund as the International Equity
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 33 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on December 7, 2000.

               (ii) Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated April 25, 1995  between the Advisor and the
                    Registrant on behalf of the UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (4)  Amended  Investment  Advisory  Agreement  dated July 1, 2002,  as amended July 1, 2003 and January 1, 2004, between the Advisor and the  Registrant  on  behalf  of the  UBS  Global  Equity  Fund is incorporated herein by reference to Post-Effective  Amendment No.
               43 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 28, 2004.

          (5)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Equity Fund (f/k/a UBS U.S. Equity Fund) is  incorporated  herein by reference to  Post-Effective  Amendment No. 39 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

               (i)  Amendment  dated  February 17, 2004 to  Investment  Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Large Cap Equity Fund
                    (f/k/a  UBS U.S.  Equity  Fund) is  incorporated  herein  by reference to Post-Effective Amendment No. 43 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2004.

               (ii) Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Large Cap Equity Fund
                    (f/k/a  UBS U.S.  Equity  Fund) is  incorporated  herein  by reference to Post-Effective Amendment No. 43 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2004.

          (6)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant   on  behalf  of  the  UBS  U.S.   Bond  Fund  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (7)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Growth Fund is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Large Cap Growth Fund
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 43 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on October 28, 2004.

          (8)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Growth Fund is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Small Cap Growth Fund
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 43 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on October 28, 2004.

          (9)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS High Yield Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant   on  behalf  of  the  UBS  High  Yield  Fund  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (10) Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 25 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on March 1, 1999.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Equity  Fund is  incorporated  herein  by reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (11) Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Debt Fund is incorporated  herein by reference to  Post-Effective
               Amendment No. 25 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on March l, 1999.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Debt  Fund  is  incorporated   herein  by
                    reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (12) Investment  Advisory  Agreement  dated May 23,  2000  between the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 31 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Small Cap Equity Fund is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          (13) Investment  Advisory  Agreement  dated July l, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Value  Equity  Fund  (f/k/a  UBS  U.S.   Value  Equity  Fund)  is
               incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287  and  811-6637)  as  filed  electronically  with the SEC
               September 30, 2002.

               (i)  Amendment  dated  February 17, 2004 to  Investment  Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant on behalf of the UBS U.S.  Large Cap Value Equity
                    Fund  (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated herein by reference to  Post-Effective  Amendment  No. 43 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2004.

               (ii) Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant on behalf of the UBS U.S.  Large Cap Value Equity
                    Fund  (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated herein by reference to  Post-Effective  Amendment  No. 43 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2004.

          (14) Investment  Advisory Agreement dated December 7, 2000 between the
               Advisor and the  Registrant on behalf of the UBS U.S. Real Estate
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Real Estate Equity Fund is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  34  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (15) Form of Investment Advisory Agreement between the Advisor and the
               Registrant   on  behalf  of  the  UBS   Dynamic   Alpha  Fund  is
               incorporated herein by reference to Post-Effective  Amendment No.
               42 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 13, 2004.

          (16) Form of Investment Advisory Agreement between the Advisor and the
               Registrant  on behalf  of the UBS  Absolute  Return  Bond Fund is incorporated herein by reference to Post-Effective  Amendment No.
               44 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 21, 2004.

          (17) Form of Investment Advisory Agreement between the Advisor and the
               Registrant on behalf of the UBS U.S.  Mid-Cap  Growth Equity Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 48 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 20, 2005.

     (e)  Underwriting Contracts.

          (1)  Principal Underwriting Contract,  dated November 5, 2001, between
               UBS Global Asset  Management (US) Inc.  (f/k/a Brinson  Advisors,
               Inc.) and the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  37 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 19, 2002.

     (f)  Bonus or Profit Sharing Contracts.

          Not Applicable.

     (g)  Custodian Agreements.

          (1)  Custodial  arrangements are provided under the Multiple  Services
               Agreement  dated May 9, 1997, as amended,  between Morgan Stanley
               Trust  Company and  succeeded  by JPMorgan  Chase Bank (f/k/a The
               Chase  Manhattan  Bank),  and the  Registrant  on  behalf of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (i)  Amendment  dated May 9, 2000 relating to Fee  Obligation and
                    Continuation of the Registrant's Multiple Services Agreement
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 31 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on August 29, 2000.

               (ii) Amended Attachment A, as amended through August 19, 2003, to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 40 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2003.

              (iii) Revised Schedule B3, as approved through August 19, 2003 to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 40 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2003.

               (iv) Amended Schedule B1 and Schedule F, as amended through April
                    28, 2000, to the Registrant's Multiple Services Agreement is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 31 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

               (v)  Amendment, dated May 21, 2001 relating to the Appointment of
                    Brinson  Advisors,  Inc.  to serve as  administrator  to the
                    Trust is incorporated  herein by reference to Post-Effective
                    Amendment No. 39 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 30, 2002.

               (vi) Form of Amended  Attachment A to the  Registrant's  Multiple
                    Services  Agreement is  incorporated  herein by reference to
                    Post-Effective Amendment No. 43 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

              (vii) Form of Revised  Schedule B3 to the  Registrant's  Multiple
                    Services  Agreement is  incorporated  herein by reference to
                    Post-Effective Amendment No. 43 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

             (viii) Form  of  Amended  Schedule  B1  and  Schedule  F to  the
                    Registrant's  Multiple  Services  Agreement is  incorporated herein by reference to  Post-Effective  Amendment  No. 43 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2004.

               (ix) Form of  Revised  Schedule  A to the  Registrant's  Multiple
                    Services  Agreement is  incorporated  herein by reference to
                    Post-Effective Amendment No. 43 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

               (x)  Form  of  Amended   Schedule  B1  and   Schedule  F  to  the
                    Registrant's  Multiple  Services  Agreement is  incorporated herein by reference to  Post-Effective  Amendment  No. 47 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2005.

               (xi) Form of  Revised  Schedule  A to the  Registrant's  Multiple
                    Services  Agreement is  incorporated  herein by reference to
                    Post-Effective Amendment No. 47 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2005.

     (h)  Other Material Contracts.

          (1)  Administration  Contract,  dated May 21, 2001, as revised June 3,
               2002,  between  UBS  Global  Asset  Management  (US) Inc.  (f/k/a
               Brinson Advisors Inc.) and the Registrant is incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

               (i)  Amendment to Schedule A, dated as of April 27, 2005,  of the
                    Administration  Contract is incorporated herein by reference
                    to   Post-Effective   Amendment   No.  47  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2005.

          (2)  Transfer Agency and Related Services Agreement,  dated August 20,
               2001, between PFPC Inc. and the Registrant is incorporated herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

               (i)  Amendment  to Exhibit B to the  Transfer  Agency and Related
                    Services  Agreement,  approved August 19, 2003, between PFPC
                    Inc. and the Registrant is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  40  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2003.

               (ii) Amendment to Exhibit A, dated as of April 27,  2005,  of the
                    Transfer   Agency  and   Related   Services   Agreement   is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 47 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2005.

     (i)  Legal Opinion.

          (1)  Legal  Opinion  of  Stradley,  Ronon,  Stevens  &  Young,  LLP is
               incorporated herein by reference to Post-Effective  Amendment No.
               47 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 28, 2005.

     (j)  Other Opinions.

          (1)  Consent  of  Ernst & Young  LLP,  Independent  Registered  Public
               Accounting Firm is filed herewith as Exhibit No. EX-99.j.1.

          (2)  Powers of Attorney  appointing  Mark F. Kemper,  Keith A. Weller,
               Joseph  J.  Allessie,  Mary  Capasso,  Michael  Calhoun,  Stephen
               Fleischer,  Eric  Sanders,  Tammie  Lee,  Bruce G. Leto,  Mark A.
               Sheehan  and Jana L.  Cresswell  attorneys-in-fact  and agents to
               Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda, J.
               Mikesell  Thomas,  Joseph  T.  Malone  and  W.  Douglas  Beck  is
               incorporated herein by reference to Post-Effective  Amendment No.
               48 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 20, 2005.

     (k)  Omitted Financial Statements.

          Not  Applicable.

     (l)  Initial Capital Agreements.

          (1)  Letter of Understanding  Relating to Initial Capital,  dated July
               1, 1992, is  incorporated  herein by reference to  Post-Effective
               Amendment No. 21 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 15, 1998.

     (m)  Rule 12b-1 Plan.

          (1)  Shareholder  Services  Plan dated  October 29,  2001,  as revised
               April 8, 2002,  relating to Class A shares  (f/k/a  Brinson  Fund
               Class A shares) of each series of the Registrant is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  37  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on July 19,
               2002.

          (2)  Rule 12b-1 Plan dated October 29, 2001, as revised April 8, 2002, relating  to the  Class B shares  (f/k/a/  Brinson  Fund  Class B shares) of each series of the Registrant is  incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

          (3)  Rule 12b-1 Plan dated October 29, 2001, as revised April 8, 2002, relating  to the  Class C  shares  (f/k/a  Brinson  Fund  Class C shares) of each series of the Registrant is  incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

          (4)  Form of  Shareholder  Services Plan relating to Class A shares of each series of the Registrant is incorporated herein by reference to Post-Effective  Amendment No. 43 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

          (5)  Form of Rule  12b-1 Plan  relating  to the Class B shares of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

          (6)  Form of Rule  12b-1 Plan  relating  to the Class C shares of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

               (i)  Form of Addendum to Rule 12b-1 Plan  relating to the Class C shares of each  series  of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 44 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on December 21, 2004.

          (7)  Form of  Shareholder  Services Plan relating to Class A shares on behalf  of the UBS  Absolute  Return  Bond  Fund is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  44  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on December
               21, 2004.

     (n)  Rule 18f-3 Plan.

          (1)  Amended and Restated  Multiple Class Plan pursuant to Rule 18f-3, effective as of December  14,  2004,  on behalf of each series of
               the   Registrant   is   incorporated   herein  by   reference  to
               Post-Effective  Amendment  No.  44 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on December 21, 2004.

     (p)  Codes of Ethics.

          (1)  Joint Code of Ethics of Registrant,  the investment adviser,  the sub-adviser and the principal  underwriter of the Registrant,  is incorporated herein by reference to Post-Effective  Amendment No.
               47 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 28, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Under  the  terms  of  the  Delaware   Statutory  Trust  Act  ("DSTA")  and  the
Registrant's  Amended  and  Restated  Agreement  and  Declaration  of Trust,  as
amended, ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant,  its shareholders,  or any other party for damages,  except to the extent such  limitation  of  liability  is  precluded by
Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust,
DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee,  beneficial  owner or other  person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees,  when acting in such capacity, from liability to any person other  than  the  Registrant  or  beneficial  owner  for any  act,  omission  or obligation  of the  Registrant  or any  trustee  thereof,  except  as  otherwise provided in the Declaration of Trust.

Indemnification  of the Trustees and officers of the  Registrant is provided for in Article VII,  Sections 2 through 4 of the  Registrant's  Declaration of Trust effective as of September 28, 2004, as amended, as follows:

     Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any  officer,  agent,  employee,  Manager or Principal  Underwriter  of the
     Trust,  nor shall any Trustee be responsible for the act or omission of any other Trustee,  and, subject to the provisions of the Bylaws, the Trust out of its assets may  indemnify  and hold  harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such
     Trustee's  performance  of his or her duties as a Trustee or officer of the
     Trust;  provided  that  nothing  herein  contained  shall  indemnify,  hold harmless or protect any Trustee or officer from or against any liability to the Trust or any  Shareholder to which he or she would otherwise be subject by reason of wilful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note,  bond,  contract,  instrument,  certificate or undertaking  and every  other  act or thing  whatsoever  issued,  executed  or done by or on behalf of the Trust or the Trustees or any of them in  connection  with the
     Trust shall be  conclusively  deemed to have been issued,  executed or done only in or with  respect to their or his or her  capacity  as  Trustees  or
     Trustee,  and such  Trustees  or  Trustee  shall not be  personally  liable thereon.

     Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.
     The  exercise by the Trustees of their  powers  hereunder  shall be binding upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable  to the  Trust  and to any  Shareholder  solely  for  his or her own willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties  involved  in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The  Trustees may take advice of counsel or other experts with respect to the meaning and operation of this  Declaration of Trust and shall be under no liability for any act or  omission  in  accordance  with such  advice nor for  failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses,  reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim,  action, suit or proceeding  in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust,  whether or not the Trust would have the power to  indemnify  him or her against such  liability  under the provisions of this Article.

Indemnification of Registrant's advisors,  custodian, transfer agent, accounting
services  provider,   administrator  and  distributor   against  certain  stated
liabilities is provided for in the following documents:

     (a)  Each Series' investment advisory agreement between the Registrant,  on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are incorporated herein by reference, as follows:

          (1)  Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS International Equity Fund, dated April 25, 1995, as amended;

          (2)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Bond Fund, dated July 1, 2002;

          (3)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS High Yield Fund, dated July 1, 2002;

          (4)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Equity Fund, dated July 1, 2002;

          (5)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Value Equity Fund, dated July 1, 2002;

          (6)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Large Cap Growth Fund, dated July 1, 2002;

          (7)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

          (8)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

          (9)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S.  Real Estate  Equity Fund,  dated  December 7, 2000,  as amended;

          (10) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Allocation Fund, dated July 1, 2002;

          (11) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Bond Fund, dated July 1, 2002;

          (12) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS  Global  Equity  Fund,  dated July 1,  2002,  as amended  and restated July 1, 2003;

          (13) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Debt Fund,  dated  December  10, 1998,  as amended; and

          (14) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Equity Fund,  dated  December 10, 1998, as amended.

          (15) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS Dynamic Alpha Fund.

          (16) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS Absolute Return Bond Fund.

          (17) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS U.S. Mid-Cap Growth Equity Fund.

     (b)  Sections I.8(a),  I.8(c)(iii),  I.10, II.A.2,  II.B.5, II.C.6, III.1.,
          III.2.(b) through  III.2.(e),  III.4.(e) and III.9.(b) of the Multiple
          Services  Agreement  dated May 9, 1997,  as  amended,  between  Morgan
          Stanley Trust  Company,  as succeeded by JPMorgan Chase Bank (formerly known as The Chase Manhattan  Bank) and the  Registrant,  on behalf of its series, which is incorporated herein by reference.

     (c)  Section 9(a) of the Principal Underwriting Contract between UBS Global
          Asset Management (US) Inc. (formerly known as Brinson Advisors,  Inc.)
          and the  Registrant  on behalf of each series dated  November 5, 2001, which is incorporated herein by reference.

     (d)  Section 12 of the  Transfer  Agency  and  Related  Services  Agreement
          between  PFPC Inc. and the  Registrant  on behalf of each series dated
          August 20, 2001, which is incorporated herein by reference.

     (e)  Sections 8 and 9 of the  Administration  Contract  between  UBS Global
          Asset Management (US) Inc. (formerly known as Brinson Advisors,  Inc.)
          and the  Registrant  on behalf of each series dated May 21,  2001,  as revised on June 3, 2002, which is incorporated herein by reference.

In a letter  agreement dated February 23, 2006 among UBS Global Asset Management
(US) Inc., The UBS Funds and the Board of Trustees of The UBS Funds,  UBS Global
Asset  Management (US) Inc.  provided the following  indemnification  to The UBS
Funds  and the  Board  of  Trustees  of The UBS  Funds  in  connection  with the inaccurate "Returns Before Taxes" performance numbers for the "1 Year," "5 Year"
and "Life of Class" periods,  as applicable,  for the Class A and Class B shares and the "1 Year" period for Class C shares in the prospectus associated with the annual  update to the  registration  statement  of The UBS Funds (the  "Funds"), dated  October 28, 2005,  for the following  series of the Funds:  UBS U.S. Bond
Fund,  UBS High Yield Fund,  UBS U.S.  Large Cap Equity Fund, UBS U.S. Large Cap
Value Equity Fund,  UBS U.S.  Large Cap Growth Fund,  UBS U.S.  Small Cap Growth
Fund, UBS Global  Allocation  Fund, UBS Global Equity Fund, UBS Global Bond Fund
and UBS International Equity Fund:

     [UBS Global Asset  Management  (US) Inc.] hereby  indemnifies the Funds and each Trustee of the Funds,  from and against any and all  damages,  claims, liabilities  and losses  (including  attorneys fees) in connection with the error described  above,  including any losses as a result of a claim by any shareholders  of any  series of the Funds for  rescission  of their  shares under federal or state  securities  laws.  The  Administrator  shall not be entitled to seek any  payment  for or make any claim  against any series of the Funds or its  Trustees  for all or any  portion  of such  losses at any time.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS  Global  Asset  Management  (Americas)  Inc.  provides  investment  advisory services  consisting of portfolio  management for a variety of  individuals  and institutions.  For information as to any other business,  vocation or employment of a substantial  nature in which the Registrant's  investment  advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director,  officer,  employee,  partner or trustee,  within the last two fiscal  years,  see UBS  Global  Asset  Management
(Americas) Inc.'s Form ADV (File #801-34910) filed under the Investment Advisers
Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  UBS Global  Asset  Management  (US) Inc.  serves as  principal  underwriter and/or investment  advisor,  sub-advisor or manager for the following other investment companies:

          UBS Index Trust
          UBS Investment Trust
          UBS Master Series, Inc.
          UBS Money Series
          UBS Series Trust
          Global High Income Dollar Fund Inc.
          Insured Municipal Income Fund Inc.
          Investment Grade Municipal Income Fund Inc.
          Managed High Yield Plus Fund Inc.
          UBS Pace Select Advisors Trust
          Strategic Global Income Fund, Inc.
          SMA Relationship Trust
          UBS Cashfund Inc.
          UBS Managed Municipal Trust
          UBS Municipal Money Market Series
          UBS RMA Money Fund Inc.
          UBS RMA Tax-Free Fund Inc.

(b)  UBS  Global  Asset  Management  (US)  Inc.  is the  Registrant's  principal underwriter. The directors and officers of UBS Global Asset Management (US)
     Inc.,  their principal  business  addresses and their positions and offices with UBS Global Asset  Management  (US) Inc. are identified in its Form ADV filed with the SEC (registration  number 801-13219) and such information is incorporated  herein by  reference.  The  information  set  forth  below is furnished for those  directors and officers of UBS Global Asset  Management
     (US) Inc. who also serve as directors or officers of the Registrant.

Name and Business          Positions and Offices          Positions and Offices
Address*                      with Underwriter             with the Registrant

W. Douglas Beck*       Executive Director and Head of           President
                       Mutual Fund Product Management
                              of UBS Global AM

Joseph J. Allessie*      Director and Deputy General       Vice President and
                          Counsel of UBS Global AM         Assistant Secretary

Thomas Disbrow*          Director and Co-Head of the       Vice President and
                       Mutual Fund Finance Department      Assistant Treasurer
                              of UBS Global AM

Mark F. Kemper**         Managing Director, General        Vice President and
                        Counsel and Secretary of UBS            Secretary
                                  Global AM

Roseann Bubloski*       Associate Director and Senior      Vice President and
                         Manager of the Mutual Fund        Assistant Treasurer
                          Finance Department of UBS
                                  Global AM

Joseph T. Malone*        Director and Co-Head of the       Vice President and
                       Mutual Fund Finance Department           Treasurer
                              of UBS Global AM

Joseph McGill*           Managing Director and Chief       Vice President and
                          Compliance Officer of UBS         Chief Compliance
                                  Global AM                      Officer

Eric Sanders*          Director and Associate General      Vice President and
                          Counsel of UBS Global AM         Assistant Secretary

Tammie Lee*            Director and Associate General      Vice President and
                          Counsel of UBS Global AM         Assistant Secretary

Keith A. Weller*           Executive Director and          Vice President and
                        Associate General Counsel of       Assistant Secretary
                                UBS Global AM

          (c)  Not Applicable.

*    This person's  business address is 51 West 52nd Street,  New York, New York
     10019-6114.

**   This person's business address is One North Wacker Drive, Chicago, Illinois
     60606.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All  accounts,  books and other  documents  required to be maintained by Section
31(a) [15 U.S.C.  80a-3-(a)]  and rules under that  section,  are  maintained by
JPMorgan  Chase Bank  ("JPMorgan  Chase"),  270 Park Avenue,  New York, New York
10017 with the  exception of those  maintained  by the  Registrant's  investment advisor,  UBS Global Asset  Management  (Americas) Inc., One North Wacker Drive,
Chicago, IL, 60606 and sub-advisor, UBS Global Asset Management (New York) Inc.,
51 West 52nd Street New York, New York 10019-6114.

JPMorgan  Chase  provides  general  sub-administrative,   accounting,  portfolio
valuation, and custodian services to the Registrant,  including the coordination and  monitoring  of any  third-party  service  providers  and maintains all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  has  duly  caused   Post-Effective   Amendment  No.  49/50  to  this
registration  statement  to be signed on its  behalf  by the  undersigned,  duly authorized, in the City of New York, and the State of New York on the 1st day of
March 2006.

                                           THE UBS FUNDS

                                           By:  /s/W. Douglas Beck
                                                W. Douglas Beck*
                                                President

Pursuant to the requirements of the Securities Act, this Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

    Signature                Title                      Date

/s/Frank K. Reilly         Chairman and               March 1, 2006
Frank K. Reilly*           Trustee

/s/Walter E. Auch          Trustee                    March 1, 2006
Walter E. Auch*

/s/Edward M. Roob          Trustee                    March 1, 2006
Edward M. Roob*

/s/Adela Cepeda            Trustee                    March 1, 2006
Adela Cepeda*

/s/J. Mikesell Thomas      Trustee                    March 1, 2006
J. Mikesell Thomas*

/s/Joseph T. Malone        Treasurer and Principal    March 1, 2006
Joseph T. Malone           Accounting Officer

     * By: /s/ Joseph J. Allessie
           Joseph J. Allessie, Attorney-in-Fact
          (Pursuant  to Power of Attorney  incorporated  herein by  reference to
          Post-Effective Amendment No. 48 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 20, 2005.)

                                 EXHIBITS INDEX

            EXHIBITS                                   EXHIBIT NO.

Consent of Ernst & Young LLP, Independent               EX-99.j.1
  Registered Public Accounting Firm